Summary of Significant Accounting Policies (Details Narrative) - USD ($)		7 Months Ended
	Sep. 15, 2021	Dec. 31, 2022	Mar. 31, 2023	Dec. 31, 2021	Aug. 06, 2021
Property, Plant and Equipment [Line Items]
FDIC insurance limit		$ 250,000	$ 250,000
Accounts receivable				$ 427
Allowance for doubtful accounts				$ 0
Jevo LLC [Member]
Property, Plant and Equipment [Line Items]
Sale of assets	$ 1,500,000
Gain on transaction	$ 1,130,740
Prairie Operating Co LLC [Member]
Property, Plant and Equipment [Line Items]
Accounts receivable		0
Allowance for doubtful accounts		0
Legal Fees		2,210,094
[custom:AccountingCosts]		9,552
Other Cost and Expense, Operating		$ 300
Asset Purchase Agreement [Member]
Property, Plant and Equipment [Line Items]
Deferred revenue and other liabilities					$ 722,429
Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		3 years	3 years
Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life		9 years	9 years